Share based compensation reserve - Director and Senior Management Share Awards (Details) - Restricted shares - shares	1 Months Ended	3 Months Ended
	Sep. 30, 2019	Mar. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares) at beginning of period		4,518,964
New awards granted in the period (in shares)		761,979
Forfeitures in the period (in shares)		(34,728)
Awards vested and issued in period (in shares)		(1,910,561)
Number of other equity instruments outstanding (in shares) at end of period		3,335,654
New awards granted in the period (in shares)		761,979
Management Award 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
New awards granted in the period (in shares)	173,293
New awards granted in the period (in shares)	173,293
January 1, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares) at beginning of period		2,965,514
New awards granted in the period (in shares)		0
Forfeitures in the period (in shares)		0
Awards vested and issued in period (in shares)		(1,910,561)
Number of other equity instruments outstanding (in shares) at end of period		1,054,953
New awards granted in the period (in shares)		0
January 1, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares) at beginning of period		838,123
New awards granted in the period (in shares)		0
Forfeitures in the period (in shares)		(14,062)
Awards vested and issued in period (in shares)		0
Number of other equity instruments outstanding (in shares) at end of period		824,061
New awards granted in the period (in shares)		0
January 1, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares) at beginning of period		548,900
New awards granted in the period (in shares)		0
Forfeitures in the period (in shares)		(13,800)
Awards vested and issued in period (in shares)		0
Number of other equity instruments outstanding (in shares) at end of period		535,100
New awards granted in the period (in shares)		0
January 1, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares) at beginning of period		166,427
New awards granted in the period (in shares)		0
Forfeitures in the period (in shares)		(6,866)
Awards vested and issued in period (in shares)		0
Number of other equity instruments outstanding (in shares) at end of period		159,561
New awards granted in the period (in shares)		0
January 1, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares) at beginning of period		0
New awards granted in the period (in shares)		761,979
Forfeitures in the period (in shares)		0
Awards vested and issued in period (in shares)		0
Number of other equity instruments outstanding (in shares) at end of period		761,979
New awards granted in the period (in shares)		761,979